CONTINGENT LIABILITIES AND COMMITMENTS - Parent (Details)	Dec. 31, 2025
Santander UK Group Holdings plc
Disclosure of contingent liabilities [line items]
Capital support arrangements, risk-weighted exposures of regulated entities	0.00%